VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Valuation Allowances

Changes in valuation allowances for the year ended March 31, 2010, 2011, and 2012 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

*	Foreign currency translation adjustments and the increase by business combination.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

	March 31, 2011	March 31, 2012
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,795	¥4,583

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥619	¥518
Investments in and advances to affiliates and unconsolidated subsidiaries	¥229	¥1
Other long-term investments	¥100	¥43
Other assets	¥1,876	¥1,948

Subtotal	¥2,824	¥2,510

Total	¥7,619	¥7,093